Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

Note 12. Segment Information

The Company has the following business segments for the year ended December 31, 2018 and 2017.

The Company’s revenues for continuing operations were generated in the following business segments (in thousands)

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses	$228	$714
123Wish (from January 2018)	109	—
Love Media House (from March 2018)	446	—
Browning Productions (from November 2018)	4
Total	$787	$714

 The following is a detail of the Company’s cost of sales by business segment:

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses including amortization of software	$1,577	$855
123Wish (from January 2018)	404	—
Love Media House (from March 2018)	258	—
Browning Productions (from November 2018)	—	—
Total	$2,239	$855

The following is a detail of the Company’s general and administrative and other expenses by business segment:

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses including impairment charge	$4,021	$—
123Wish (from January 2018)	869	—
Love Media House (from March 2018)	490	—
Browning Productions (from November 2018)	12	—
Corporate	7,383	4,253
Total	$12,775	$4,253

 The following is a detail of the Company’s other income and expenses by business segment:

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses	$—	$—
123Wish (from January 2018)	—	—
Love Media House (from March 2018)	—	—
Browning Productions (from November 2018)	22	—
Corporate	534	(665)
Total	$556	$(665)

The following is a detail of the continuing net (loss) by business segment:

	December 31,	December 31,
	2018	2017

Sale of secure messaging licenses	$(5,327)	$(149)
123Wish (from January 2018)	(760)	—
Love Media House (from March 2018)	(135)	—
Browning Productions (from November 2018)	14	—
Corporate	(7,463)	(4,910)
Total	$(13,671)	$(5,059)